Pension and Other Post-Employment Benefits - Changes in defined benefit obligation and other post-employment benefits (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [line items]
Opening balance	€ 66,000,000
Remeasurements: Actuarial gains and losses arising from changes in demographic assumptions	(2,000,000)	€ 7,000,000
Remeasurements: Actuarial gains and losses arising from changes in financial assumptions	153,000,000	(71,000,000)
Closing balance	106,000,000	66,000,000
Defined benefit obligation [member]
Disclosure of defined benefit plans [line items]
Opening balance	3,140,000,000	3,249,000,000
Current service cost	39,000,000	34,000,000
Interest cost	61,000,000	66,000,000
Remeasurements: Actuarial gains and losses arising from changes in demographic assumptions	2,000,000	(7,000,000)
Remeasurements: Actuarial gains and losses arising from changes in financial assumptions	(153,000,000)	71,000,000
Participants' contributions	3,000,000	2,000,000
Benefits paid	(179,000,000)	(189,000,000)
Effect of curtailment or settlement	0	(3,000,000)
Exchange rate differences	2,000,000	(83,000,000)
Changes in composition of the group and other charges	(1,000,000)
Closing balance	2,913,000,000	3,140,000,000
Other post-employment benefits [member]
Disclosure of defined benefit plans [line items]
Opening balance	87,000,000	87,000,000
Current service cost	(4,000,000)	(3,000,000)
Interest cost	2,000,000	3,000,000
Remeasurements: Actuarial gains and losses arising from changes in demographic assumptions		9,000,000
Remeasurements: Actuarial gains and losses arising from changes in financial assumptions	(11,000,000)
Participants' contributions	1,000,000
Benefits paid	(1,000,000)	(1,000,000)
Exchange rate differences	2,000,000	(8,000,000)
Closing balance	€ 76,000,000	€ 87,000,000